Filed pursuant to Rule 497(c)
Registration Nos. 033-08746; 811-04840

THE TOCQUEVILLE SELECT FUND

March 8, 2017

EXPLANATORY NOTE

On behalf of The Tocqueville Select Fund, a series of Tocqueville Trust (the "Trust"), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and SAI filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on March 3, 2017; such forms of prospectus and SAI (accession number 0000894189-17-001234) are incorporated by reference into this Rule 497 Document.  The purpose of this filing is to submit the 497(c) filing dated March 3, 2017 in XBRL for The Tocqueville Select Fund.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE